SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
SCHEDULE OF FAIR VALUES OF FINANCIAL INSTRUMENTS

Marizyme measures the following financial instruments at fair value on a recurring basis. As at September 30, 2021, the fair values of these financial instruments were as follows:

	Fair Value Hierarchy
September 30, 2021	Level 1	Level 2	Level 3	December 31, 2020
Liabilities
Derivative liabilities	$-	$-	$391,648	$-
Contingent liabilities	-	-	9,454,000	-
Total	$-	$-	$9,845,648	$-

RECONCILIATION OF LIABILITIES AT FAIR VALUE

The following table provides a rollforward of all liabilities measured at fair value using Level 3 significant unobservable inputs:

September 30, 2021	Contingent Liabilities
Balance at December 31, 2020	-
Derivative liabilities	$391,648
Initial valuation of contingent liabilities in connection with the Somah acquisition[1]	9,926,000
Change in fair value of contingent liabilities	(472,000)
Balance at September 30, 2021	$9,845,648

[1]	Measured as at Somah acquisition date of July 31, 2020, see Note 4.

SCHEDULE OF USEFUL LIFE OF FIXED ASSETS
Classification	Estimated Useful Lives
Equipment	5 to 7 years
Furniture and fixtures	4 to 7 years

SCHEDULE OF RECONCILIATION OF BASIC AND DILUTED EARNINGS (LOSS)

The following is a reconciliation of basic and diluted earnings (loss) per common share for the years ended December 31, 2020 and 2019:

	For the Years Ended
	December 31,
	2020	2019
Basic and diluted earnings per common share
Numerator:
Net loss available to common shareholders	$(5,845,053)	$(1,058,039)
Denominator:
Weighted average common shares outstanding	26,373,982	19,805,959

Basic and diluted loss per common share	$(0.22)	$(0.05)